Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 137,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	96,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	125,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	373,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	384,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	168,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	3,322,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	3,050,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	2,799,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	87,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	159,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	2,494,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(3,919,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(3,689,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(5,586,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	$ 0